Average Annual Total Returns - Transamerica ProFund UltraBear VP	Service 1 Year	Service 5 Years	Service 10 Years	Service Inception Date	S&P 500® (reflects no deduction for fees, expenses or taxes) 1 Year	S&P 500® (reflects no deduction for fees, expenses or taxes) 5 Years	S&P 500® (reflects no deduction for fees, expenses or taxes) 10 Years
Total	(53.41%)	(31.89%)	(29.26%)	May 01, 2009	18.40%	15.22%	13.88%